Financial Instruments-Risk Management - Summary of Risk Categories of Borrower by Probability Of default (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			$ 1,247,700
Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total		$ 1,298,687
Retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			450,056
Retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total		512,047
Retail [member] | AIRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		338,913
Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	386,611
Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		102,039
Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		118,374
Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	269,409
Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		84,843
Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	80,470
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		22,248
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	24,230
Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		8,654
Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	7,506
Retail [member] | AIRB portfolio [member] | High probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		1,123
Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	1,882
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		1,163
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	$ 2,363
Retail [member] | AIRB portfolio [member] | Default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]		469
Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	100.00%
Total	[1],[2]	$ 751
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2],[3]	0.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	0.05%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	0.20%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	1.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	3.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	10.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	20.00%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2],[3]	0.0499%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	0.1999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	0.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	2.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	9.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	19.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[1],[2]	99.9999%
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	$ 214,619
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	159,633
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	43,171
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	9,284
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	1,073
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	479
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	663
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	316
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	74,040
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	68,050
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	5,154
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	535
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	112
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	101
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	88
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			46,435
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	58,679
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	35,140
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	11,724
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	7,963
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	2,106
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	1,204
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	451
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	91
Other retail [member] | Retail [member] | AIRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total			$ 37,910
Other retail [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2]	39,273
Other retail [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	6,586
Other retail [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	20,421
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	6,983
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	3,792
Other retail [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	87
Other retail [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	1,148
Other retail [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[1],[2]	$ 256

[1]	After credit risk mitigation.
[2]	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.
[3]	OSFI has revised the Retail Probablility of Default floor from 0.03% to 0.05% in 2023, under the Revised Basel III framework.